Operating Lease Liabilities - Maturity Analysis of Undiscounted Cash Flows of Operating Lease Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Leases [Abstract]
One year	$ 742	$ 1,314
Two years	1,290	1,138
Three years	1,515	1,342
Four years	139	92
Five years	25	23
Total	3,711	3,909
Less: discount adjustment	(135)	(155)
Total operating lease liabilities	3,576	3,754
Less: current portion	(1,289)	(1,180)
Operating lease liabilities, non-current portion	$ 2,287	$ 2,574